FINANCIAL INSTRUMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / barrel	Jul. 06, 2016	Jul. 31, 2013 USD ($)
Derivative [Line Items]
Stock repurchased during period (in shares) | shares		1,500,000
Cash collateral		$ 188,289,000	$ 486,426,000
Investments, ownership percentage		100.00%
Investments in affiliates		$ 508,805,000	$ 571,782,000	$ 703,225,000
Share Repurchase Forward Swap
Derivative [Line Items]
Collateral required under share repurchase agreement, percentage of total purchase price		20.00%
Cash collateral		$ 55,600,000
Golar Partners
Derivative [Line Items]
Investments, ownership percentage		32.00%	32.00%
Investments in affiliates		$ 214,296,000	$ 271,160,000
Ownership percentage		32.00%	32.00%
Golar Power
Derivative [Line Items]
Investments in affiliates		$ 261,693,000	$ 266,151,000
Ownership percentage		50.00%	50.00%		50.00%
Line of Credit | $1.125 billion newbuild facility | Secured Debt
Derivative [Line Items]
Maximum borrowing capacity		$ 1,125,000,000				$ 1,125,000,000
Oil derivative instrument
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel				60.00
Equity Swap
Derivative [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000
Derivative, fair value, net	$ 69,500,000
Derivative liability, fair value of collateral	54,700,000
Notional value	50,900,000
Shares acquired by counterparty (in shares) | shares		1,500,000	3,000,000.0
Shares acquired by counterparty, per share price (in dollars per share) | $ / shares		$ 46.93
Loss on derivative		$ 30,500,000
Equity Swap | Treasury Shares
Derivative [Line Items]
Notional value	$ 18,600,000
Golar Partners
Derivative [Line Items]
Forward contract to purchase shares (in shares) | shares		107,000
Forward contract to purchase shares, average price per share (in dollars per share) | $ / shares		$ 21.41